Convertible Promissory Notes and Derivative Liability (Details)		12 Months Ended
	Aug. 02, 2021 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 21, 2021 USD ($)
Debt Instrument [Line Items]
Convertible promissory notes		$ 0	$ 273,000,000.0
Derivative liability		0	113,300,000
Gain on extinguishment of debt		$ 47,000,000.0	0
Convertible promissory note
Debt Instrument [Line Items]
Face amount			$ 377,500,000	$ 7,000,000.0
Interest rate		2.50%
Fair value of embedded derivatives		$ 110,000,000.0
Threshold percentage of stock price trigger		90.00%
Convertible promissory notes	$ 304,000,000.0
Deferred discount and issuance costs	86,900,000
Derivative liability	177,500,000
Gain on extinguishment of debt	$ 47,000,000.0
Convertible promissory note | Common Stock
Debt Instrument [Line Items]
Convertible, number of equity instruments (in shares) | shares	43,449,312
Convertible promissory note | Conversion event has not occurred
Debt Instrument [Line Items]
Interest rate, increase (decrease)		2.50%
Interest rate, stated percentage, maximum after rate increase		7.50%
Convertible promissory note | Conversion event has not occurred, 15 month after
Debt Instrument [Line Items]
Interest rate, stated percentage, maximum after rate increase		5.00%
Interest rate adjustment, period after issuance		15 months
Convertible promissory note | Conversion event has not occurred, 21 month after
Debt Instrument [Line Items]
Interest rate, stated percentage, maximum after rate increase		5.00%
Interest rate adjustment, period after issuance		21 months